Short-term Borrowings and Current Portion of Long-term Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Short-term Borrowings and Current Portion of Long-term Borrowings
Schedule of short-term borrowings and current portion of long-term borrowings

	As of December 31,
	2017	2018
	RMB	RMB
Bank loans	100,000	130,000
Other borrowings	66,209	—
Current portion of long-term borrowings (Note 13)	11,065	4,324
	177,274	134,324